Derivative Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Derivative Instruments
Schedule of fair value and location of derivative instruments

	September 30,	December 31,
	2016	2015
Liability fair value recorded in other long-term liabilities	$2,428	$2,310
Liability fair value recorded in accounts payable and accrued other expenses	1,070	1,086
Estimated amount of existing losses expected to be reclassified into earnings in the next 12 months	(1,287)	(283)

	December 31,
	2015	2014
Liability fair value recorded in other long‑term liabilities	$2,310	$1,099
Liability fair value recorded in accounts payable and accrued other expenses	1,086	—
Estimated amount of existing losses expected to be reclassified into earnings in the next 12 months	(283)	(71)

Schedule of changes in other comprehensive income related to derivative instruments classified as cash flow hedges

	Three Months Ended September 30,
	2016	2015

Balance at beginning of period, July 1	$(3,534)	$(2,191)
Reclassifications in earnings, net of tax of $21 and $9, respectively	35	14
Change in fair value of derivative instrument, net of tax of $45 and $483, respectively	(84)	(1,075)
Balance at end of period, September 30	$(3,583)	$(3,252)

	Nine Months Ended September 30,
	2016	2015

Balance at beginning of period, January 1	$(2,968)	$(623)
Reclassifications in earnings, net of tax of $76 and $22, respectively	124	33
Change in fair value of derivative instrument, net of tax of $463 and $1,015, respectively	(739)	(2,662)
Balance at end of period, September 30	$(3,583)	$(3,252)

Balance, January 1, 2014	$—
Reclassifications in earnings	—
Change in fair value of derivative instrument, net of tax of $476	(623)
Balance, December 31, 2014	(623)
Reclassifications in earnings, net of tax of $40	65
Change in fair value of derivative instrument, net of tax of $1,360	(2,410)
Balance, December 31, 2015	$(2,968)